Significant changes in the current reporting period - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Millions			1 Months Ended			9 Months Ended
	Dec. 21, 2022 USD ($) $ / shares shares	Nov. 19, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 31, 2022 USD ($)	Aug. 31, 2022 AUD ($)	Mar. 31, 2023 USD ($)	Aug. 11, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings						$ 106,357		$ 96,634
Issuance warrants exercised period						7 years
Cash & cash equivalents						$ 48,799		$ 60,447	$ 76,760		$ 136,881
Oaktree Capital Management, L.P.
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings		$ 60,000
Percentage of premium for volume-weighted average price	15.00%	15.00%	15.00%
Issuance warrants exercised period	7 years	7 years	7 years
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Payment made for global private placement				$ 45,000	$ 65.0
Cash & cash equivalents							$ 42,600
Oaktree Capital Management, L.P. | American Depositary Shares
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Exercise price (in australian dollars per share) | $ / shares	$ 3.70	$ 7.26	$ 3.70
Oaktree Capital Management, L.P. | Warrants
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Number of warrants granted to purchase american depositary shares (in shares) | shares	455,000	1,769,669	455,000
Oaktree Capital Management, L.P. | Tranche Two
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Borrowings	$ 30,000		$ 30,000							$ 30,000